Commitments - Committed Amounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Committed Amounts Payable [Abstract]
Contractual capital commitments	$ 106,333	$ 194,641
Amounts payable within 12 months of balance date
Committed Amounts Payable [Abstract]
Contractual capital commitments		194,641
Amounts payable within 12 months of balance date | Other Commitments
Committed Amounts Payable [Abstract]
Contractual capital commitments	105,751	77,659
Amounts payable within 12 months of balance date | Mining hardware
Committed Amounts Payable [Abstract]
Contractual capital commitments	0	116,982
Amounts payable after 12 months of balance date | Other Commitments
Committed Amounts Payable [Abstract]
Contractual capital commitments	582	0
Amounts payable after 12 months of balance date | Mining hardware
Committed Amounts Payable [Abstract]
Contractual capital commitments	$ 0	$ 0